UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

	HAGIN Keystone Market Neutral Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 71.50%

Accident & Health Insurance - 1.13%
88	Aflac, Inc.	$ 5,841

Air Transportation, Scheduled - 0.90%
60	Alaska Air Group, Inc.	4,664

Aircraft - 1.29%
50	The Boeing Co.	6,713

Arrangement of Transportation of Freight & Cargo - 1.45%
404	Southwest Airlines Co.	7,510

Ball & Roller Bearings - 0.91%
91	Timken Co. (a)	4,710

Bituminous Coal & Lignite Surfaces Mining - 1.11%
315	Peabody Energy Corp. (a)	5,733

Cable & Other Pay Television Services - 0.41%
76	Starz, Inc. Class-A *	2,149

Commercial Printing - 1.09%
305	RR Donnelley & Sons Co.	5,643

Computer & Office Equipment - 1.49%
204	Hewlett-Packard Co.	5,579
61	Lexmark International, Inc., Class A (a)	2,158
		7,737
Computer Peripheral Equipment, NEC - 0.97%
61	F5 Networks, Inc. *	5,018

Computer Storage Devices - 2.46%
96	Sandisk Corp.	6,542
83	Western Digital Corp.	6,228
		12,770
Crude Petroleum & Natural Gas - 2.46%
50	Anadarko Petroleum Corp.	4,441
68	Chesapeake Energy Corp.	1,827
230	Newfield Exploration Co. *	6,463
		12,731
Electronic Computers - 0.64%
6	Apple, Inc.	3,336

Fabricated Structural Metal Products - 1.09%
39	Valmont Industries, Inc.	5,644

Finance Services - 0.60%
36	American Express Co.	3,089

Fire, Marine & Casualty Insurance - 1.17%
123	Axis Capital Holdings, Ltd.	6,043

Heavy Construction Other Than Building Construction-Contractors - 0.77%
51	Fluor Corp.	3,968

Hotels & Motels - 1.19%
131	Marriott International, Inc. Class-A	6,160

In Vitro & In Vivo Diagnostic Substances - 1.12%
195	Myriad Genetics, Inc. *	5,801

Industrial Organic Chemicals - 1.15%
77	LyondellBasell Industries NV Class-A	5,943

Investment Advice - 1.11%
104	Frankln Resources, Inc.	5,761

Metal Mining - 0.26%
54	Cliffs Natural Resources, Inc.	1,351

Metalworking Machinery & Equipment - 1.19%
86	Lincoln Electric Holdings, Inc.	6,147

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.15%
54	Energizer Holdings, Inc.	5,959

Motor Vehicle Parts & Accessories - 1.68%
16	BorgWarner, Inc.	1,715
235	Gentex Corp.	7,005
		8,720
Motor Vehicles & Passenger Car Bodies - 1.61%
48	Oshkosh Corp.	2,340
68	WABCO Holdings, Inc. (a) *	6,025
		8,365
Oil & Gas Field Services, NEC - 1.26%
371	RPC, Inc.	6,556

Optical Instruments & Lenses - 1.11%
90	KLA-Tencor Corp.	5,748

Paper Mills - 1.27%
77	Domtar Corp.	6,584

Paperboard Containers & Boxes - 1.18%
100	Packaging Corporation of America	6,126

Petroleum Refining - 0.25%
27	HollyFrontier Corp.	1,295

Pharmaceutical Preparations - 4.28%
141	Endo Health Solutions, Inc. *	9,474
185	Pfizer, Inc.	5,870
74	United Therapeutics Corp. *	6,831
		22,175
Pumps & Pumping Equipment - 1.10%
74	Graco, Inc.	5,715

Radiotelephone Communications - 0.51%
60	United States Cellular Corp.	2,662

Retail-Apparel & Accessory Stores - 1.19%
88	HanesBrands Inc.	6,169

Retail-Auto Dealers & Gasoline Stations - 0.23%
37	CST Brands, Inc. (a)	1,217

Retail-Eating Places - 1.09%
73	Yum! Brands, Inc.	5,671

Retail-Family Clothing Stores - 2.73%
329	American Eagle Outfitters, Inc.	5,353
63	Gap, Inc.	2,581
81	Ross Stores, Inc.	6,193
		14,127
Retail-Grocery Stores - 1.13%
140	Kroger Co.	5,845

Retail-Women's Clothing Stores - 0.34%
93	Chico's FAS, Inc. (a)	1,738

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.12%
111	CBOE Holdings, Inc.	5,803

Semiconductors & Related Devices - 2.32%
16	Linear Technology Corp.	681
717	LSI Corp.	5,786
392	Marvell Technology Group, Ltd. (a)	5,578
		12,045
Services-Business Services, NEC - 2.28%
9	MasterCard, Inc. Class-A	6,847
297	Western Union Co.	4,951
		11,798
Services-Computer Integrated Systems Design - 1.06%
104	Computer Sciences Corp.	5,472

Services-Consumer Credit Reporting, Collection Agencies - 1.26%
88	McGraw Hill Financial, Inc.	6,556

Services-Educational Services - 1.30%
10	Graham Holdings Co.	6,735

Services-Management Services - 1.13%
91	Gartner, Inc. *	5,883

Services-Motion Picture Theaters - 0.30%
81	Regal Entertainment Group Class-A	1,578

Services-Personal Services - 0.98%
183	H&R Block, Inc.	5,104

Services-Prepackaged Software - 2.36%
168	Microsoft Corp. (a)	6,406
165	Oracle Corp.	5,823
		12,229
Sugar & Confectionery Products - 1.05%
56	Hershey Co.	5,426

Telephone Communications (No Radio Telephone) - 1.84%
144	Telephone & Data Systems, Inc.	4,005
111	Verizon Communications, Inc.	5,508
		9,513
Transportation Services - 1.39%
113	Expedia, Inc. (a)	7,197

Trucking & Courier Services (No Air) - 1.20%
61	United Parcel Services, Inc. Class-B	6,245

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.36%
84	Herbalife, Ltd.	5,853
50	Nu Skin Enterprises, Inc. Class-A (a)	6,392
		12,245
Wholesale-Electronic Parts & Equipment, NEC - 1.16%
87	Domino's Pizza, Inc.	6,014

Women's, Misses' Children's & Infants' Undergarments - 0.33%
50	Guess, Inc. (a)	1,713

TOTAL FOR COMMON STOCK (Cost $321,327) - 71.50%		$ 370,690

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 46.26%
240,000	US Treasury Bill, 0.10147%, 09/18/2014 (a)	239,826

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $239,783) - 46.26%		239,826

SHORT TERM INVESTMENTS - 1.09%
5,663	Fidelity Money Market Fund #59, 0.04%, (Cost $5,663) **	5,663

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,663) - 1.09%		5,663

TOTAL INVESTMENTS (Cost $566,773) - 118.86%		616,179

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.86%)		(97,780)

NET ASSETS - 100.00%		$ 518,399

(a) All or a portion of this security is held as collateral for securities sold short. See Note 2 in the Notes to the Financial Statements.
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at November 30, 2013.

1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $566,773 amounted to $16,436, which consisted of aggregate gross unrealized appreciation of $59,522 and aggregate gross unrealized depreciation of $43,086.

2. SECURITY VALUATIONS

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of November 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$370,690	$0	$0	$370,690
US Government Obligations	$239,826	$0	$0	$239,826
Cash Equivalents	$5,663	$0	$0	$5,663
Total	$616,179	$0	$0	$616,179

	HAGIN Keystone Market Neutral Fund
	Schedule of Securities Sold Short
	November 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK

Aircraft Parts & Auxiliary Equipment, NEC
26	Transdigm Group, Inc.	$ 4,070

Beverages
57	Beam, Inc.	3,849
66	Constellation Brands, Inc. Class-A *	4,647
		8,496
Biological Products (No Diagnostic Substances)
64	Catamaran Corp. *	2,920

Cable & Other Pay Television Services
44	Discovery Communications, Inc. Series-A *	3,840
68	Liberty Global Inc., Class-A *	1,909
		5,749
Calculating & Accounting Machines (No Electronic Computers)
95	NCR Corp. *	3,320

Carpets & Rugs
30	Mohawk Industries, Inc. *	4,201

Cement, Hydraulic
54	Eagle Materials, Inc.	4,212

Communications Services, NEC
51	Crown Castle International Co. *	3,786
48	SBA Communications Corp. *	4,088
		7,874
Computer Communications Equipment
212	Riverbed Technology, Inc. *	3,668

Computer Peripheral Equipment, NEC
24	Palo Alto Networks, Inc. *	1,199

Crude Petroleum & Natural Gas
138	Cobalt International Energy, Inc.	3,068
38	Concho Resources, Inc. *	3,949
66	Gulfport Energy Corp. *	3,856
		10,873
Drilling Oil & Gas Wells
61	Atwood Oceanic, Inc. *	3,206
100	Rowan Co., Inc. *	3,462
		6,668
Electric Services
188	Calpine Corp. *	3,555
135	NRG Energy, Inc.	3,572
		7,127
Engines & Turbines
57	Dresser-Rand Group, Inc. *	3,217

Fabricated Plate Work (Boiler Shops)
335	McDermott International, Inc. *	2,730

Fire, Marine & Casualty Insurance
24	ProAssurance Corp.	1,154

Food & Kindred Products
34	ConAgra Foods, Inc.	1,122

General Building Contractors-Residential Buildings
108	Lennar Corp.	3,862

General Industrial Machinery & Equipment, NEC
51	Nordson Corp.	3,678

Gold & Silver Ores
201	Tahoe Resources, Inc. *	3,574

Hazardous Waste Management
66	Clean Harbors, Inc. *	3,483

Hospital & Medical Service Plans
120	Health Net, Inc. *	3,666
24	Humana, Inc.	2,496
		6,162
Hotels & Motels
50	Hyatt Hotels Corp. *	2,419

Household Furniture
97	Tempur Sealy International, Inc. *	4,949

Iron & Steel Foundries
16	Precision Cast Parts	4,135

Laboratory Analytical Instruments
46	PerkinElmer, Inc.	1,750

Lumber & Wood Products (No Furniture)
137	Leucadia National Corp.	3,926

Men's & Boy's Furnishings, Work Clothing & Allied Garments
29	PVH Corp.	3,884

Mineral Royalty Traders
20	Royal Gold, Inc.	902

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
74	Vulcan Materials Co.	4,171

Miscellaneous Industrial & Commercial Machinery & Equipment
47	Eaton Corp. Plc	3,415

Miscellaneous Chemical Products
30	Cabot Corp.	1,464

Motor Vehicles & Passenger Car Bodies
16	Tesla Motors, Inc. *	2,036

Natural Gas Distribution
128	Cheniere Energy, Inc. *	5,068

Oil & Gas Field Machinery & Equipment
13	Dril-Quip, Inc. *	1,411
50	National Oil Well Varco, Inc.	4,075
		5,486
Operative Builders
192	Dr Horton, Inc.	3,817
4	NVR, Inc. *	3,880
114	Toll Brothers, Inc. *	3,887
		11,584
Petroleum Refining
74	Tesoro Corp.	4,339

Pharmaceutical Preparations
26	Actavis, Inc. *	4,240
56	BioMarin Pharmaceuticals, Inc. *	3,944
21	Medivation, Inc. *	1,323
30	Perrigo Co., Inc.	4,677
23	Pharmacyclics, Inc. *	2,864
16	Regenron Pharmaceuticals, Inc. *	4,702
98	Theravance, Inc. *	3,700
		25,450

Primary Smelting & Refining of Nonferrous Metals
46	Air Lease Corp.	1,457

Public Building & Related Furniture
51	B/E Aerospace, Inc. *	4,437

Railroads, Line-Haul Operating
40	Genesee & Wyoming, Inc. Class-A *	3,848

Retail-Auto Dealers & Gasoline Stations
74	Carmax, Inc. *	3,726

Retail-Department Stores
57	Sears Holdings Corp. *	3,621

Retail-Miscellaneous Shopping Goods Stores
53	Cabela's, Inc. *	3,246

Retail-Retail Stores, NEC
58	Sally Beauty Holdings, Inc. *	1,632

Retail-Variety Stores
33	Dollar General Corp. *	1,879

Security Brokers, Dealers & Flotation Companies
207	Ares Capital Corp.	3,805
143	Charles Schwab Corp.	3,501
		7,306
Semiconductors & Related Devices
678	Advanced Micro Devices, Inc. *	2,468
21	IPG Photonics Corp. *	1,523
90	Silicon Laboratories, Inc. *	3,515
		7,506
Services-Advertising
74	The Interpublic Group of Companies, Inc.	1,288

Services-Business Services, NEC
17	Alliance Data Systems Corp. *	4,118
26	Fleetcor Technologies, Inc. *	3,166
		7,284
Services-Commercial Physical & Biological Research
53	Incyte Corp. *	2,470

Services-Computer Integrated Systems Design
131	Yahoo!, Inc. *	4,844

Services-Computer Processing & Data Preparation
36	Fiserv, Inc. *	3,956

Services-Computer Programming, Data Processing, Etc.
36	Solera Holdings, Inc.	2,403

Services-Motion Picture & Video Tape Production
124	Dreamworks Animation, Inc. *	3,951

Services-Prepackaged Software
76	3D Systems Corp. *	5,712
37	Concur Technologies, Inc. *	3,592
185	Nuance Communications, Inc. *	2,501
		11,805
Special Industry Machinery (No Metalworking Machinery)
57	Pentair Ltd.	4,031

State Commercial Banks
51	Popular, Inc. *	1,458

Telephone Communications (No Radiotelephone)
21	Eqinix, Inc. *	3,375

Water Transportation
64	Tidewater, Inc.	3,651

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies
48	WESCO International, Inc. *	4,127

Wholesale-Electronic Parts & Equipment, NEC
31	Arrow Electronics, Inc. *	1,592

Wholesale-Industrial Machinery & Equipment
44	MSC Industrial Direct Co., Inc.	3,381

Wholesale-Miscellaneous Nondurable Goods
29	Jarden Corp. *	1,631

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies
120	LKQ Corp. *	3,978

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
155	Hologic, Inc. *	3,470

TOTAL FOR COMMON STOCK (Proceeds $256,653)		291,690

REAL ESTATE INVESTMENT TRUSTS
51	American Tower Corp.	3,966
29	AvalonBay Communities, Inc.	3,438
26	Boston Properties Inc.	2,587
70	Equity Residential	3,608
87	Extra Space Storage, Inc.	3,647
184	Hatteras Financial Corp.	3,075
60	Health Care REIT, Inc.	3,359
50	Post Properties Inc.	2,143
16	SL Green Realty Corp.	1,447
181	Two Harbors Investment Corp.	1,674

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Proceeds $31,060)		28,944

TOTAL SECURITIES SOLD SHORT (Proceeds $287,712)		$ 320,634

	Armour Tactical Flex Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 91.74%

49	iShares Core S&P 500 ETF	$ 8,916
64	ProShares Ultra Oil & Gas	4,219
39	ProShares Ultra Financials	4,392
275	ProShares Ultra S&P 500	26,854
44	ProShares Ultra Technology	4,474
10	Vanguard Energy ETF	1,249
33	Vanguard Financials ETF	1,449
17	Vanguard Information Technology ETF	1,473

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $45,854) - 91.74%		$ 53,026

SHORT TERM INVESTMENTS - 9.29%
5,372	Federated Prime Obligations Fund #10, 0.03% ** (Cost $5,372)	5,372

TOTAL INVESTMENTS (Cost $51,226) - 101.04%		$ 58,398

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.04%)		(599)

NET ASSETS - 100.00%		$ 57,799

** Variable rate security; the coupon rate shown represents the yield at November 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Armour Tactical Flex Fund
1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,226, amounted to $7,172, which consisted of aggregate gross unrealized appreciation of $7,172 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

The Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Fund Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of November 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,026	$0	$0	$53,026
Cash Equivalents	5,372	$0	$0	$5,372
Total	$58,398	$0	$0	$58,398

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date January 27, 2014